Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2016
Shanghai Noah Rongyao Investment Consulting Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 24, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 29, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 18, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Kunshan Noah Xingguan Investment Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 12, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 01, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 02, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Zigong Noah Financial Service Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 22, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 13, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 14, 2015
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Yijie Finance Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 17, 2014
Place of Incorporation	PRC
Percentage of Ownership	54.93%
Noah Commercial Factoring Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2014
Place of Incorporation	PRC
Percentage of Ownership	95.00%
Noah (Shanghai) Financial Leasing Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 20, 2014
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings International Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 07, 2015
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Kunshan Noah Rongyao Investment Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 02, 2015
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Insurance (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 03, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Gopher Holdings (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 05, 2016
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Gopher International Investment Management (Shanghai) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 14, 2016
Place of Incorporation	PRC
Percentage of Ownership	92.00%